Accounting Policies, by Policy (Policies)	12 Months Ended
Aug. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

(a) Basis of presentation

The consolidated financial statements the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Following a strategic decision to place greater focus on the Group’s core oversea business, a disposal plan was formed in the early of fiscal year 2024 to divest the Group’s non-core businesses. The disposals of six business units (collectively referred to as the “Disposal Group”) were completed during the year ended August 31, 2024. Except for domestic for-profit kindergartens, which belonged to the Company’s Domestic Kindergartens and K-12 Operation Services segment, the other five businesses belonged to the Company’s Complementary Education Service segment. The Company’s sales of the Disposal Group represented a strategic business shift having a major effect on the Group’s operations and financial results. As a result of the strategy to divest the Group’s non-core businesses, the results of operations for the Disposal Group are presented as discontinued operations on the consolidated statements of operations and comprehensive loss, and assets and liabilities are reflected as “Assets and Liabilities of Discontinued Operations” on the consolidated balance sheets for all periods presented. Amounts for all periods discussed below reflect the results of operations, financial condition and cash flows from the Company’s continuing operations, unless otherwise noted. Refer to Note 3 for further discussion on the Group’s discontinued operations.

Principles of consolidation

(b) Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, schools, its VIEs and the VIEs’ subsidiaries and schools. All inter-company transactions and balances have been eliminated upon consolidation.

Consolidation of VIEs

PRC laws and regulations prohibit foreign ownership of companies and institutions providing compulsory education services at primary and middle school levels and restrict foreign investment in education services at the kindergarten and high school level. In addition, the PRC government regulates the provision of education services through strict licensing requirements.

Accordingly, in 2017, the Company, through its wholly owned subsidiary (the “WFOE”) Zhuhai Hengqin Bright Scholar Management Consulting Co., Ltd. (“Zhuhai Bright Scholar”), have entered into the following contractual arrangements with Guangdong Country Garden Education Investment Management Co., Ltd. (“BGY Education Investment”), BGY Education Investment’s subsidiaries and schools, and BGY Education Investment’s shareholders that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receive the economic benefits of the VIE that could be significant to the VIE (collectively referred to as the “2017 contractual arrangements”).

On May 14, 2021, the General Office of the State Council of the People’s Republic of China (the “PRC State Council”) announced the issuance of the Implementation Regulations of the People’s Republic of China on the Law Regarding the Promotion of Private Education (the “Implementation Rules”), which became effective on September 1, 2021.

In response to the Implementation Rules, a set of supplementary agreements to the contractual arrangements were entered into among Company’s WFOE, Zhuhai Bright Scholar, BGY Education Investment, BGY Education Investment’s shareholders and six newly established companies in August 2021 to enable them, as well as their subsidiaries, to entitle to the same power, rights and obligations of the contractual arrangements as BGY Education Investment (collectively referred to as the “2021 supplemental agreements”). The six newly established companies, including Foshan Meiliang Education Technology Co., Ltd., Foshan Zhiliang Education Technology Co., Ltd., Beijing Boteng Education Consulting Co., Ltd., Foshan Shangtai Education Technology Co., Ltd., Foshan Renliang Education Technology Co., Ltd. and Foshan Yongliang Education Technology Co., Ltd. (collectively referred to as the “New VIEs”), are owned by the same equity shareholders as BGY Education Investment. On the same day, the New VIEs obtained the equity interest of the subsidiaries providing complementary education services, operation services for domestic schools and for-profit kindergartens from BGY Education Investment, which were previously held by BGY Education Investment.

To streamline the Group corporate structure, on June 21, 2024, two VIE entities, Foshan Shangtai Education Technology Co., Ltd. and Foshan Renliang Education Technology Co., Ltd., completed their deregistration process and were liquidated. Both entities were shell companies with nominal net liabilities at the deregistration date. Related VIE contractual arrangements was unbounded in the deregistration process.

On August 31, 2024, an agreement supplementary to the 2017 contractual arrangements and 2021 supplemental agreements was entered into among Zhuhai Bright Scholar, Ms. Meirong Yang and Mr. Wenjie Yang, and Foshan Meiliang Education Technology Co., Ltd., (“Foshan Meiliang”) to stipulate that Foshan Meiliang and its affiliated entities (including nine for-profit kindergartens) are no longer bound by the 2017 contractual arrangements and 2021 supplemental agreements. As of the completion date on August 31, 2024, the net deficit amount of Foshan Meiliang and its affiliated entities was RMB 71,294. The Company accounted for the difference between the net deficit of Foshan Meiliang and the nominal consideration from the Company’s shareholders as a deemed contribution from the shareholders and recorded it in additional paid-in capital amounting to RMB 69,213 and non-controlling interests amounting to RMB 2,081, respectively.

Accordingly, the Group had consolidated the financial position and operating results of BGY Education Investment, new VIEs and its subsidiaries and schools in the consolidated financial statements of the Company during the year ended August 31, 2021 before the Group lost control over the affected entities and schools by August 31, 2021 as a result of the effectiveness of the Implementation Rules. The Company’s VIE includes (1) BGY Education Investment and the schools and subsidiaries it held, prior to August 31, 2021; and (2) the New VIEs and subsidiaries and schools they hold respectively before and after August 31, 2021, except for Foshan Shangtai Education Technology Co., Ltd., Foshan Renliang Education Technology Co., Ltd. and Foshan Meiliang Education Technology Co., Ltd. since their respective termination from the contract arrangements.

Agreements that provide the Group with effective control over the VIEs include:

Voting Rights Proxy Agreement & Irrevocable Power of Attorney

Under the aforementioned 2021 supplementary agreements, including supplementary voting right proxy agreement and irrevocable power of attorney, each of the shareholders of New VIEs has executed a power of attorney to grant Zhuhai Bright Scholar the power of attorney to act on his or her behalf on all matters pertaining to the New VIEs and to exercise all of his or her rights as a shareholder of the New VIEs, including but not limited to convene, attend and vote at shareholders’ meetings, designate and appoint directors and senior management members. The proxy agreement will remain in effect unless Zhuhai Bright Scholar terminates the agreement by giving a prior written notice or gives its consent to the termination by the New VIEs.

Exclusive Call Option Agreement

Under the aforementioned 2021 supplementary agreements, including the exclusive call option agreement, each of the shareholders of the New VIEs granted Zhuhai Bright Scholar or its designated representative(s) an irrevocable and exclusive option to purchase their equity interests in the New VIEs when and to the extent permitted by PRC law. Zhuhai Bright Scholar or its designated representative(s) has sole discretion as to when to exercise such options, either in part or in full. Without Zhuhai Bright Scholar’s written consent, the shareholders of the New VIEs shall not transfer, donate, pledge, or otherwise dispose any equity interests of the New VIEs in any way. The acquisition price for the shares or assets will be the minimum amount of consideration permitted under the PRC law at the time when the option is exercised. The agreement cannot be terminated by the New VIEs or their shareholders.

Equity Pledge Agreement

Under the aforementioned 2021 supplementary agreements including the equity pledge agreement, each of the shareholders pledged all of their equity interests in the New VIEs to Zhuhai Bright Scholar as collateral to secure their obligations under the equity pledge agreements. If the shareholders of the New VIEs breach their respective contractual obligations, Zhuhai Bright Scholar, as pledgee, will be entitled to certain rights, including the right to dispose the pledged equity interests. Pursuant to the agreement, the shareholders of the New VIEs shall not transfer, assign or otherwise create any new encumbrance on their respective equity interest in the New VIEs without prior written consent of Zhuhai Bright Scholar. The equity pledge right held by Zhuhai Bright Scholar will expire when the shareholders of the New VIEs and Zhuhai Bright Scholar have fully performed their respective obligations under the Consulting Services Agreement and Operating Agreement, or the shareholder is no longer a shareholder of the New VIEs or the satisfaction of all its obligations by the New VIEs under the VIE contractual arrangements.

The agreements that transfer economic benefits of the New VIEs to the Group include:

Exclusive Management Services and Business Cooperation Agreement

Under the aforementioned 2021 supplementary agreements including the exclusive management services and business cooperation agreement, the New VIEs engage Zhuhai Bright Scholar as their exclusive technical and operational consultant and under which Zhuhai Bright Scholar agrees to assist in business development and related services necessary to conduct the New VIEs’ operational activities. The New VIEs shall not seek or accept similar services from other providers without the prior written approval of Zhuhai Bright Scholar. The agreements will be effective as long as the New VIEs exist. Zhuhai Bright Scholar may terminate this agreement at any time by giving a prior written notice to the New VIEs.

Under the above agreements, the shareholders of the New VIEs irrevocably granted Zhuhai Bright Scholar the power to exercise all voting rights to which they were entitled in the respective periods. In addition, Zhuhai Bright Scholar has the option to acquire all of the equity interests in the New VIEs, to the extent permitted by the then-effective PRC laws and regulations, for nominal consideration in the respective periods. Finally, Zhuhai Bright Scholar is entitled to receive service fees for services to be provided to the New VIEs.

The Call Option Agreement and Voting Rights Proxy Agreement provide the Group with effective control over the New VIEs, while the Equity Pledge Agreements secure the obligations of the shareholders of the New VIEs under the relevant agreements. Because the Group, through Zhuhai Bright Scholar, has (i) the power to direct the activities of the New VIEs, that most significantly affect the entity’s economic performance and (ii) the right to receive substantially all of the benefits from the New VIEs, the Group is deemed the primary beneficiary of the New VIEs. Accordingly, the Company consolidates the New VIEs’ financial results of operations, assets and liabilities in the Group’s consolidated financial statements.

The Group believes that the contractual arrangements with the VIEs are in compliance with the PRC law and regulations and are legally enforceable.

Risks related contractual arrangements

However, there are uncertainties regarding the interpretation and application of existing and future PRC laws and regulations. If the ownership structure of the Company and the contractual arrangements are found to violate any PRC laws or regulations, or if the Company is found to be required but failed to obtain any of the permits or approvals for its private education business, the relevant PRC regulatory authorities would have broad discretion in imposing fines or punishments upon the Company for such violations, including:

●	revoking the business and operating licenses of the Group and/or its VIEs;
●	discontinuing or restricting any related-party transactions between the Group and its VIEs;
●	imposing fines and penalties, or imposing additional requirements for the Group’s operations with which it, or its VIEs may not be able to comply;
●	requiring the Group to restructure the ownership and control structure or its current schools;
●	restricting or prohibiting the use of the proceeds of the Company’s equity offerings to finance its business and operations in China, particularly the expansion of its business through strategic acquisitions; or
●	restricting the use of financing sources by the Group or its affiliated entities or otherwise restricting the Group’s or its VIEs’ ability to conduct business.

The Group’s ability to conduct its business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Group may not be able to consolidate the New VIEs in its consolidated financial statements as it may lose the ability to exert effective control over the New VIEs and their shareholders, and it may lose the ability to receive economic benefits from the New VIEs.

The following balances of VIEs as of August 31, 2023 and 2024, were included in the Group’s consolidated balance sheet after the elimination of intercompany balances, respectively.

	As of August 31,
	2023	2024
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	13,147	27,017
Restricted cash	-	120
Accounts receivable, net	2,688	2,731
Amounts due from related parties, net	32	-
Other receivables, deposits and other assets, net	7,858	29,507
Inventories	161	355
Total current assets	23,886	59,730
Restricted cash - non-current	250	250
Property and equipment, net	13,550	1,025
Goodwill, net	1,703	1,703
Prepayments for construction contract	950	62
Operating lease right-of-use assets – non-current	3,693	-
Other non-current assets, net	326	378
Total non-current assets	20,472	3,418
TOTAL ASSETS	44,358	63,148
LIABILITIES
Current liabilities
Accounts payable	3,638	2,461
Amounts due to related parties	188,262	33,927
Accrued expenses and other current liabilities	28,003	9,513
Income tax payable	12,534	7,301
Contract liabilities	5,640	883
Refund liabilities	164	30
Operating lease liabilities – current	1,822	-
Total current liabilities	240,063	54,115
Deferred tax liabilities, net	74	-
Operating lease liabilities – non-current	2,025	-
Total non-current liabilities	2,099	-
TOTAL LIABILITIES	242,162	54,115

The following amounts of VIEs for the years ended August 31, 2022, 2023 and 2024, were included in the Group’s consolidated statements of operations and consolidated statements of cash flows after the elimination of intercompany balances.

	For the year ended August 31,
	2022	2023	2024
	RMB	RMB	RMB
Revenue from continuing operations	136,117	194,646	131,626
Revenue from discontinued operations	191,456	260,830	273,579
Net income from continuing operation after elimination of intercompany transactions	41,898	35,455	70,931
Net income/ (loss) from discontinued operations after elimination of intercompany transactions	3,872	(37,331)	(171,491)

Net cash provided by operating activities	39,184	107,531	91,090
Net cash (used in)/ provided by investing activities	(53,738)	(68,598)	13,170
Net cash provided by/ (used in) financing activities	26,922	(49,528)	(90,270)
Net increase in cash and cash equivalents and restricted cash	12,368	(10,595)	13,990
Cash and cash equivalents and restricted cash at beginning of year	11,624	23,992	13,397
Cash and cash equivalents and restricted cash at end of year	23,992	13,397	27,387

VIEs contributed an aggregate of 9.5%, 11.0% and 7.5% of the consolidated revenue from continuing operations for the three years ended August 31, 2022, 2023 and 2024, respectively. As of August 31, 2023, the VIEs accounted for an aggregate of 1.1% of the consolidated total assets, and 9.0% and of the consolidated total liabilities from continuing operations. And as of August 31, 2024, the VIEs accounted for an aggregate of 2.1% of the consolidated total assets, and 2.2% and of the consolidated total liabilities.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs were ever to need financial support, the Group may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

The Group believes that there are no assets held in the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and the PRC statutory reserves, in the respective periods. As the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs. Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 21 for disclosure of restricted net assets.

Use of estimates

(c) Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results may differ from these estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s financial statements include the consolidation of variable interest entities, impairment assessment of indefinite lived intangible assets, goodwill and long-lived assets and assessment of realization of deferred tax assets. Actual results may differ materially from those estimates.

Fair value

(d) Fair value

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying values of short-term financial instruments, which consist of cash and cash equivalents, restricted cash, accounts receivable, amounts due from related parties, other receivables, deposits, accounts payable, amounts due to related parties and other current liabilities that are recorded at cost, which approximate~~s~~ their fair value due to the short-term nature of these instruments.

Foreign currency translation

(e) Foreign currency translation

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the affiliates incorporated outside of mainland China includes the United States dollar (“US dollar” or “US$”), Great Britain Pound (“GBP”), Hong Kong dollar (“HKD” or “HK$”), and Canadian dollar (“CAD”). The functional currency of all the other subsidiaries and the VIEs is RMB.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Exchange gains and losses are recognized in the consolidated statement of operation. All assets and liabilities are translated at exchange rates at the balance sheet date and revenue and expenses are translated at the average yearly exchange rates and equity is translated at historical exchange rate. Any translation adjustments are not included in determining net income but are included in foreign exchange adjustment to other comprehensive income.

Foreign currency risk

(f) Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies, international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents and restricted cash denominated in RMB amounted to RMB 225,075 and RMB 249,091 as of August 31, 2023 and 2024, respectively.

Convenience translation

(g) Convenience translation

The Group’s reporting currency is RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the then current exchange rates, for the convenience of the readers. Translations of balances in the consolidated balance sheets, and the related consolidated statements of operations, comprehensive loss, shareholders’ equity and cash flows from RMB into US dollars as of and for the year ended August 31, 2024 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB7.0900, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on August 30, 2024. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on August 31, 2024, or at any other rate.

Cash and cash equivalents

(h) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash in banks and highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

Restricted cash

(i) Restricted cash

The Group’s restricted cash mainly represents (a) deposit restricted as to withdrawal or use under government regulations; and (b) deposit held in a designated bank account for the sole purpose of business operation including the establishment of new subsidiaries.

Long-term investments

(j) Long-term investments

Long-term investments include equity securities without readily determinable fair values and equity method investments.

●	Equity securities without readily determinable fair values

The Group elects a practicability exception to fair value measurement for the equity securities without readily determinable fair values, under which these investments are measured at cost, less impairment, plus or minus observable price changes of an identical or similar investment of the same issuer with fair value change recorded in the consolidated statements of operations.

The Group reviews its equity securities without readily determinable fair value for impairment at each reporting period. If a qualitative assessment indicates that the investment is impaired, the Group estimates the investment’s fair value in accordance with the principles of ASU 2011- 4: Fair Value Measurement (ASC 820). If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss equal to the difference between the carrying value and fair value in the consolidated statements of operations.

●	Equity method investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest through investment in ordinary shares or in-substance ordinary shares, are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate. For certain investment in the limited partnership, the Group’s influence over the partnership operating and financial policies is determined to be more than minor. Accordingly, the Group accounts for the investment as an equity method investment.

Under the equity method, the Group initially records its investment at cost and subsequently recognizes the Group’s proportionate share of each equity investee’s net income or loss after the date of investment into the consolidated statements of operations and accordingly adjusts the carrying amount of the investment.

The Group reviews its equity method investments for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its equity method investments. An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Allowance for doubtful accounts

(k) Allowance for doubtful accounts

Accounts receivable mainly represents amounts due from corporate customers of the Group’s various subsidiaries, and amounts due from students of the Group’s UK schools. The allowance for doubtful accounts is the Group’s best estimates of the amount of probable credit losses in the Group’s existing accounts receivable balance. The Group provides allowance for doubtful accounts based on historical credit loss experience and a review of the current status and reasonable and supportable forecasts of future events and economic conditions. Accounts receivable, other receivables and amounts due from related parties are presented net of allowance for doubtful accounts.

Inventories	(l) Inventories Inventories are stated at the lower of cost or net realizable value.
Property and equipment, net

(m) Property and equipment, net

Property and equipment is generally stated at historical cost and depreciated on a straight-line basis over the estimated useful lives of the assets. Depreciation expense is included in either cost of revenue or selling, general and administrative expenses, as appropriate. Property and equipment consist of the following and depreciation is calculated on a straight-line basis over the following estimated useful lives:

Buildings	20 - 50 years
Leasehold improvement	3 - 20 years or the lesser of remaining life of lease
Motor vehicles	4 - 10 years
Electronic equipment	4 - 10 years
Office equipment	3 - 5 years
Furniture and other equipment	3 - 5 years
Others	3 years
Construction in progress	*
Note*:	The Group constructs certain of its property. In addition to cost under the construction contracts, external costs, including consulting fee directly related to the construction of such facilities, are capitalized. Depreciation is recorded at the time assets are ready for the intended use.

The Group assesses lands with indefinite life for impairment periodically.

Goodwill, net

(n) Goodwill, net

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable net assets acquired in a business combination. Goodwill is not amortized but is tested for impairment on an annual basis as of August 31, or more frequently if events or changes in circumstances indicate that it might be impaired. The Group has the option to first assess qualitative factors to determine whether it is necessary to perform quantitative goodwill impairment test. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. The Group will perform the quantitative impairment test if the Group bypasses the qualitative assessment, or based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount. For the year ended August 31, 2024, the Group bypassed the qualitative assessment and performed a quantitative assessment of the goodwill for all reporting units.

In the impairment test, the Group compares the fair value of a reporting unit to its carrying amount. An impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value. However, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.

The Group estimate the fair values of reporting units using discounted cash flow model of the income approach, which requires management to make significant estimates and assumptions, including, but not limited to, discount rate, terminal growth rate and others used to project future cash flows, such as forecasts of future revenues. These assumptions were affected by management’s business plans and expectations about future market and economic conditions.

For the years ended August 31, 2022, 2023 and 2024, the Group recorded RMB 419,805, RMB 147,116 and RMB 593,748 impairment loss on goodwill, respectively (Note 9).

Intangible assets

(o) Intangible assets, net

Intangible assets with a definite economic life are carried at cost less accumulated amortization. Intangible assets with definite lives are amortized over their estimated useful lives. The useful life of an intangible asset is the period over which the asset is expected to contribute directly or indirectly to future cash flows. Intangible assets with indefinite lives consist of oversea schools’ brand name and is tested for impairment annually, or whenever events are indicators of impairment occur between annual impairment tests. Management expects to use the brand name indefinitely.

Like goodwill, the Group test indefinite lived intangible assets for impairment by first assessing qualitative factors to determine whether it is necessary to perform a quantitative impairment test. If based on the qualitative assessment, it is more likely than not that the fair value of the indefinite lived intangible asset is less than its carrying amount, a quantitative impairment test is required. The Group test indefinite lived intangible assets for impairment using the relief-from-royalty method of the income approach, which requires management to make significant estimates and assumptions, including, but not limited to, royalty rate, discount rate, terminal growth rate and forecasts of future revenues.

Acquired intangible assets consist of trademarks and brand names, customer relationship, backlog and student base, non-compete agreements and core curriculum are carried at cost, less accumulated amortization and impairment. The amortization periods by major intangible asset classes are as follows:

Trademarks and brand names	10 years-indefinite
Customer relationship, backlog and student base	0.6-7 years
Non-compete agreements	4-8 years

For the years ended August 31, 2022, 2023 and 2024, the Group recorded RMB 113,385, RMB nil and RMB 258,326 impairment loss on indefinite lived intangible assets, respectively.

Leases

(p) Leases

The Group determines if an arrangement is a lease or contains a lease at lease inception. Operating leases are required to be recorded in the balance sheets as operating lease right-of-use (ROU) assets and operating lease liabilities, initially measured at the present value of the lease payments. The Group adopts the practical expedient to account for each separate lease component and the non-lease components associated with that lease component as a single lease component. Lastly, the Company also has elected to utilize the short-term lease recognition exemption and, for those leases that qualified, the Group did not recognize operating lease ROU assets or operating lease liabilities.

The Company has leases that have variable payments, including lease payments where lease payment increases are based on the percentage change in the Consumer Price Index (“CPI”). For such leases, payment at the lease commencement date is used to measure the operating lease ROU assets and operating lease liabilities. Lease payments that are based on a change in CPI are treated as variable lease payments and recognized in the period in which the obligation for those payments was incurred. Majority of the leases within Overseas Schools reportable segment have variable payments. As of August 31, 2023 and 2024, the leases within Overseas Schools reportable segment that are subject to terms of variable payments contributed to the operating lease right-of-use assets by RMB 928,284 and RMB 1,359,545 respectively, and to operating lease liabilities by RMB 964,043 and RMB 959,406, respectively.

As the rate implicit in the lease is not readily determinable, the Group estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated in a portfolio approach to approximate the interest rate on a collateralized basis with similar terms and payments in a similar economic environment. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option. Lease expenses are recorded on a straight-line basis over the lease term.

During the fiscal years ended August 31, 2023, the Group received Coronavirus Disease 2019 (“COVID-19”) related rent concessions. Consistent with updated guidance from the Financial Accounting Standards Board (“FASB”) in April 2020, the Group elected to treat COVID-19-related rental discount as variable rent and applied payable approach to COVID-19 related deferral of rent payment. No rent concession was received by the Group during fiscal years ended August 31, 2024. Rental discount, amounting to RMB 981, was recognized as an offset to rent expense within selling, general and administrative expenses and cost of revenue on the Group’s consolidated statement of operations during the years ended August 31, 2023.

Impairment of long-lived assets with definite life

(q) Impairment of long-lived assets with definite life

The Group evaluates the recoverability of long-lived assets with determinable useful lives whenever events or changes in circumstances indicate that an asset’s carrying amount may not be recoverable. The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value.

Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require judgment and actual results may differ from assumed and estimated amounts.

The Group recorded RMB 8,861, RMB nil and RMB nil impairment loss on operating lease right-of-use assets during the years ended August 31, 2022, 2023 and 2024, respectively (Note 10). In addition, for the years ended August 31, 2022, 2023 and 2024, the Group recorded RMB 6,586, RMB 12,891 and RMB 6,607 impairment loss on property and equipment, respectively (Note 5).

Other non-current assets	(r) Other non-current assets Other non-current assets primarily consist of deposits for operating leases.
Revenue recognition

(s) Revenue recognition

Revenue is recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which Group expects to be entitled to in exchange for those goods or services. The Group follows the five steps approach for revenue recognition under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Group satisfies a performance obligation. The primary sources of the Group’s revenues are as follows:

Income from educational programs and services

The educational programs and services from continuing operations consist of tuition, boarding and meal service from overseas schools in the UK and the US. After the effectiveness of the Implementation Rule on August 31, 2021, the education services also consist of boarding and meal service provided to the students in the affected private schools. Each contract of educational programs and services is accounted for as a single performance obligation which is satisfied proportionately over the service period. The program and service fee is generally collected in advance prior to the beginning of each semester, or prior to the beginning of the education programs, and is initially recorded as contract liabilities. Refunds are provided to students if they decide within the predetermined period that they no longer want to take the course or enroll in the program. After the predetermined period as agreed in the contract, if a student withdraws from the program, the program fee is no longer available for refund. The Group determines the transaction price to be earned based on the tuition fee and the estimated refund liability. The refund liability is determined based on historical refund ratio on a portfolio basis using the expected value method. Historically, the Group has not had material refunds in this respect.

Complementary training course fees

The Group offers various types of after-school tutoring services and art training services, which primarily consist of after-school group class courses, personalized tutoring courses and art training courses. The tutoring services and art training services are accounted for as a single performance obligation. Tutoring services and art training service fees is recognized proportionately as the tutoring sessions and art training courses are delivered. The course fees are generally collected in advance and are initially recorded as contract liability. Tuition refunds are provided to students if they decide within the trial period that they no longer want to take the course. For certain courses, the Group also offers refunds for any unutilized classes for students who withdraw from the course. The Group determines the transaction price to be earned based on the tutoring services and art training service fees and the estimated refund liability. The refund liability is determined based on historical refund ratio on a portfolio basis using the expected value method.

Commission income

The Group earns commission revenue by providing referral services to overseas education universities and institutions. Students’ referral service is accounted for as a single performance obligation. Commission income is recognized at the point in time when the referred students enrolled at the overseas education universities or institutions’ program, with the tuition fees are paid and upon the Group is entitled to the commission income.

Consulting service income

The Group offers study abroad consulting to students who intend to study abroad. Study-abroad consulting services are accounted for as a single performance obligation. The Group charges each student an up-front prepaid fee based on the scope of consulting services requested by the student. Portion of the prepaid services fee are refundable if the student does not successfully gain admission. The Group determines the transaction price to be earned based on the consulting service fees and the estimated refund liability. The refund liability is determined based on historical refund ratio on a portfolio basis using the expected value method. The Group has not experienced significant refunds in the past or in the current year. The Group recognizes revenue over the consulting service period.

Camp service income

The Group offers camp services for students during school vacations. Camp service is accounted for as a single performance obligation. Camp service fees are generally collected upfront and are initially recorded as contract liability. Portion of the prepaid service fees are refundable if the student requests for refund prior to the camp starts. The Group determines the transaction price to be earned based on the camp service fee and the estimated refund liability. The refund liability is determined based on historical refund ratio on a portfolio basis using the expected value method. The Group has not experienced significant refunds in current year. The Group recognizes revenue over the camping period.

Operation service income

The Group offers operation services which mainly consist of marketing and consulting, procurement support, human resources, finance and legal support, and information technology support, to domestic not-for-profit kindergartens. Operation service is accounted for as a single performance obligation. The Group recognizes the operation service income over the service period.

Practical expedients and exemptions

The Group has applied the new revenue standard requirements to a portfolio of contracts (or performance obligations) with similar characteristics for transactions where it is expected that the effects on the financial statements of applying the revenue recognition guidance to the portfolio would not differ materially from applying this guidance to the individual contracts (or performance obligations) within that portfolio. Therefore, the Group elects the portfolio approach in applying the new revenue guidance.

The Group has elected to record the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that the entity otherwise would have recognized is one year or less.

Cost of revenues

(t) Cost of revenues

Cost of revenues consists of the following:

●	staff costs, which primarily consist of salaries and other benefits for the teachers,
●	education expenses, which primarily consist of expenses related to educational activities, including teaching material expenses and student activity expenses,
●	depreciation and amortization costs of long-lived assets used in the provision of educational activities,
●	utilities and maintenance costs for the schools,
●	cost of goods sold for ancillary services, which primarily consist of cost of goods sold at the on-campus canteens,
●	commission expenses to agents in relation to referral services and overseas school enrollment.

Government Subsidies

(u) Government Subsidies

The Group recognizes government subsidies as other operating income when they are received because they are not subject to any past or future conditions, there are no performance conditions or conditions of use, and they are not subject to future refunds. Government subsidies received and recognized as other operating income totaled RMB 2,256, RMB 9,049 and RMB 8,235 for the years ended August 31, 2022, 2023 and 2024, respectively. During the year ended August 31, 2023, the government subsidies of RMB 2,578 was recognized from the remuneration compensation plan executed by UK government due to COVID-19.

Income Taxes

(v) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. Deferred tax assets are reduced by a valuation allowance when, based upon the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The determination of Group’s provision for income taxes requires significant judgment, the use of estimates, and the interpretation and application of complex tax laws. Significant judgment is required in assessing the timing and amounts of deductible and taxable items.

The Group record unrecognized tax benefit liabilities for known or anticipated tax issues based on the Group’s analysis of whether, and the extent to which, additional taxes will be due. The Group accrues interest and penalties related to unrecognized tax benefits in other liabilities and recognizes the related expense in income tax expense.

Employee Benefits

(w) Employee Benefits

Obligations for contributions to defined contribution pension plans are recognized as an employee benefit expense in profit or loss in the period during which services are rendered by employees. Pursuant to the relevant labor rules and regulations in the PRC, the Group participates in defined contribution retirement schemes (the “Schemes”) organized by the relevant local government authorities for its eligible employees whereby the Group is required to make contributions to the Schemes at certain percentages of the deemed salary rate announced annually by the local government authorities.

The Company also makes payments to other defined contribution plans for the benefit of employees employed by subsidiaries outside of the PRC (Note 20).

The Group has no other material obligation for payment of pension benefits associated with those schemes beyond the annual contributions described above.

Share-based compensation

(x) Share-based compensation

Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument issued and recognized as compensation expense net of a forfeiture rate on a straight-line basis, over the requisite service period, with a corresponding impact reflected in additional paid-in capital.

For the share option with service condition only, changes in estimated forfeiture rate will be adjusted on a prospective basis. The estimate of forfeiture rate will be adjusted over the requisite service period to the extent that actual forfeiture rate differs, or is expected to differ, from such estimates.

For the share option with both service condition and performance condition, the Group recognizes the compensation cost, net of estimated forfeitures, if it is probable that the performance condition will be achieved at the end of each reporting period.

Comprehensive income

(y) Comprehensive loss

Comprehensive loss is defined to include all changes in equity from transactions and other events and circumstances from non-owner sources. For the years presented, the Group’s comprehensive loss includes net loss and foreign currency translation adjustments and is presented in the consolidated statements of comprehensive loss.

Segment

(z) Segment

The Group uses management approach to determine operating segment. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocation of resource and assessing performance. The CODM was identified as the management committee who reviews the financial information of its operating and reportable segments when making decisions about allocation of resources and assessing performance. The Group operates in three reportable segments including Overseas Schools, Complementary Education Services, and K-12 Operation Services.

Concentration of credit risk

(aa) Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and cash equivalents and restricted cash. As of August 31, 2024, substantially all of the Group’s cash and cash equivalents and restricted cash were deposited with financial institutions with high-credit ratings and quality.

Earnings per Share

(ab) Earnings per Share

Basic earnings per share are computed by dividing earning attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised into ordinary shares. The Group had share options which could potentially dilute basic earnings per ordinary share in the future. To calculate the number of shares for diluted earnings per ordinary shares, the effect of the share options is computed using the treasury stock method.

Recent accounting pronouncements adopted

(ac) Recent accounting pronouncements adopted

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805), Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which the amendments in this update require that an entity (acquirer) recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606. The amendments in this update address how to determine whether a contract liability is recognized by the acquirer in a business combination. The ASU is effective for the fiscal year beginning after December 15, 2022, and interim periods within those fiscal years. Early adoption is permitted, including early adoption in an interim period, for periods for which financial statements have not yet been issued. The Group adopted this new standard beginning September 1, 2023 and concluded the adoption does not have any material impact on its consolidated financial statements.

Recent accounting pronouncements issued not yet adopted

(ad) Recent accounting pronouncements issued not yet adopted

In November 2023, the FASB issued ASU No. 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). ASU 2023-07 intends to improve reportable segment disclosure requirements, enhance interim disclosure requirements and provide new segment disclosure requirements for entities with a single reportable segment. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. ASU 2023-07 is to be adopted retrospectively to all prior periods presented. The Group is currently evaluating the impact from the adoption of this ASU on its consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09 “Improvements to Income Tax Disclosures” (“ASU 2023-09”). ASU 2023-09 intends to improve the transparency of income tax disclosures. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024 and is to be adopted on a prospective basis with the option to apply retrospectively. The Group is currently evaluating the impact from the adoption of this ASU on its consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03 “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40). The amendments in this update intend to improve the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions (such as cost of sales, selling, general and administrative expenses, and research and development). ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods beginning after December 15, 2027. The Group is currently evaluating the impact from the adoption of this ASU on its consolidated financial statements.